Fair Value of Financial Instruments - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets, Marketable securities	$ 16,940	$ 124,740	$ 4,620
Assets, Total	16,940	124,740	4,620
Liability, Derivative liability	49,079	74,240
Liability, Total	49,079	74,240
Level 1 [Member]
Assets, Marketable securities	16,940	124,740	4,620
Assets, Total	16,940	124,740	4,620
Liability, Derivative liability
Liability, Total
Level 2 [Member]
Assets, Marketable securities
Assets, Total
Liability, Derivative liability
Liability, Total
Level 3 [Member]
Assets, Marketable securities
Assets, Total
Liability, Derivative liability	49,079	74,240
Liability, Total	$ 49,079	$ 74,240